Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Property and equipment, gross	$ 46,709	$ 96,576	$ 3,990
Less accumulated depreciation		(16,982)	$ (3,990)
Property and equipment	$ 46,709	79,594
Building Improvements [Member]
Property and equipment, gross		70,665
Plant Equipment [Member]
Property and equipment, gross	$ 3,724	19,133
Computer Equipment [Member]
Property and equipment, gross		6,274	$ 3,990
Office Equipment [Member]
Property and equipment, gross		$ 504
Motor Vehicle [Member]
Property and equipment, gross	$ 42,985